Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000158832
Shareholder Report [Line Items]
Fund Name	Ladenburg Aggressive Growth Fund
Class Name	Class A
Trading Symbol	LAWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.00%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 55,441,639
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 143,419
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$55,441,639
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$143,419
Portfolio Turnover	24%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.7%
Money Market Funds	1.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	27.0%
Schwab U.S. Large-Cap Growth ETF	24.7%
Pacer US Cash Cows 100 ETF	11.0%
JPMorgan Hedged Equity Laddered Overlay ETF	8.2%
Avantis U.S. Small Cap Value ETF	8.0%
Invesco S&P SmallCap Momentum ETF	6.9%
Vanguard Mid-Cap Growth ETF	6.0%
iShares 20+ Year Treasury Bond ETF	2.8%
Vanguard Intermediate-Term Bond ETF	2.0%
Invesco Total Return Bond ETF	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158833
Shareholder Report [Line Items]
Fund Name	Ladenburg Aggressive Growth Fund
Class Name	Class C
Trading Symbol	LAWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.75%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.75%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 55,441,639
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 143,419
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$55,441,639
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$143,419
Portfolio Turnover	24%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.7%
Money Market Funds	1.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	27.0%
Schwab U.S. Large-Cap Growth ETF	24.7%
Pacer US Cash Cows 100 ETF	11.0%
JPMorgan Hedged Equity Laddered Overlay ETF	8.2%
Avantis U.S. Small Cap Value ETF	8.0%
Invesco S&P SmallCap Momentum ETF	6.9%
Vanguard Mid-Cap Growth ETF	6.0%
iShares 20+ Year Treasury Bond ETF	2.8%
Vanguard Intermediate-Term Bond ETF	2.0%
Invesco Total Return Bond ETF	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158834
Shareholder Report [Line Items]
Fund Name	Ladenburg Aggressive Growth Fund
Class Name	Class I
Trading Symbol	LAGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 55,441,639
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 143,419
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$55,441,639
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$143,419
Portfolio Turnover	24%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.7%
Money Market Funds	1.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	27.0%
Schwab U.S. Large-Cap Growth ETF	24.7%
Pacer US Cash Cows 100 ETF	11.0%
JPMorgan Hedged Equity Laddered Overlay ETF	8.2%
Avantis U.S. Small Cap Value ETF	8.0%
Invesco S&P SmallCap Momentum ETF	6.9%
Vanguard Mid-Cap Growth ETF	6.0%
iShares 20+ Year Treasury Bond ETF	2.8%
Vanguard Intermediate-Term Bond ETF	2.0%
Invesco Total Return Bond ETF	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158826
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth & Income Fund
Class Name	Class A
Trading Symbol	LOWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.98%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 166,169,652
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 434,648
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$166,169,652
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$434,648
Portfolio Turnover	23%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.3%
Money Market Funds	0.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.2%
Schwab U.S. Large-Cap Growth ETF	18.7%
JPMorgan Hedged Equity Laddered Overlay ETF	10.3%
iShares 20+ Year Treasury Bond ETF	9.0%
Invesco Total Return Bond ETF	7.0%
Vanguard Intermediate-Term Bond ETF	7.0%
SPDR Doubleline Total Return Tactical ETF	6.0%
PIMCO Active Bond ETF	6.0%
Avantis U.S. Small Cap Value ETF	5.1%
Pacer US Cash Cows 100 ETF	5.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158827
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth & Income Fund
Class Name	Class C
Trading Symbol	LOWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.75%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.75%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 166,169,652
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 434,648
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$166,169,652
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$434,648
Portfolio Turnover	23%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.3%
Money Market Funds	0.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.2%
Schwab U.S. Large-Cap Growth ETF	18.7%
JPMorgan Hedged Equity Laddered Overlay ETF	10.3%
iShares 20+ Year Treasury Bond ETF	9.0%
Invesco Total Return Bond ETF	7.0%
Vanguard Intermediate-Term Bond ETF	7.0%
SPDR Doubleline Total Return Tactical ETF	6.0%
PIMCO Active Bond ETF	6.0%
Avantis U.S. Small Cap Value ETF	5.1%
Pacer US Cash Cows 100 ETF	5.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158828
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth & Income Fund
Class Name	Class I
Trading Symbol	LOWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 166,169,652
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 434,648
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$166,169,652
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$434,648
Portfolio Turnover	23%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.3%
Money Market Funds	0.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.2%
Schwab U.S. Large-Cap Growth ETF	18.7%
JPMorgan Hedged Equity Laddered Overlay ETF	10.3%
iShares 20+ Year Treasury Bond ETF	9.0%
Invesco Total Return Bond ETF	7.0%
Vanguard Intermediate-Term Bond ETF	7.0%
SPDR Doubleline Total Return Tactical ETF	6.0%
PIMCO Active Bond ETF	6.0%
Avantis U.S. Small Cap Value ETF	5.1%
Pacer US Cash Cows 100 ETF	5.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158829
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth Fund
Class Name	Class A
Trading Symbol	LGWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 120,573,181
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 314,410
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$120,573,181
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$314,410
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	25.9%
Schwab U.S. Large-Cap Growth ETF	24.0%
JPMorgan Hedged Equity Laddered Overlay ETF	10.2%
Pacer US Cash Cows 100 ETF	9.0%
Avantis U.S. Small Cap Value ETF	7.0%
iShares 20+ Year Treasury Bond ETF	5.4%
Invesco Total Return Bond ETF	5.0%
Invesco S&P SmallCap Momentum ETF	4.9%
Vanguard Mid-Cap Growth ETF	4.1%
Vanguard Intermediate-Term Bond ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158830
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth Fund
Class Name	Class C
Trading Symbol	LGWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.76%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.76%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 120,573,181
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 314,410
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$120,573,181
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$314,410
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	25.9%
Schwab U.S. Large-Cap Growth ETF	24.0%
JPMorgan Hedged Equity Laddered Overlay ETF	10.2%
Pacer US Cash Cows 100 ETF	9.0%
Avantis U.S. Small Cap Value ETF	7.0%
iShares 20+ Year Treasury Bond ETF	5.4%
Invesco Total Return Bond ETF	5.0%
Invesco S&P SmallCap Momentum ETF	4.9%
Vanguard Mid-Cap Growth ETF	4.1%
Vanguard Intermediate-Term Bond ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158831
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth Fund
Class Name	Class I
Trading Symbol	LGWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.82%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 120,573,181
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 314,410
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$120,573,181
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$314,410
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	25.9%
Schwab U.S. Large-Cap Growth ETF	24.0%
JPMorgan Hedged Equity Laddered Overlay ETF	10.2%
Pacer US Cash Cows 100 ETF	9.0%
Avantis U.S. Small Cap Value ETF	7.0%
iShares 20+ Year Treasury Bond ETF	5.4%
Invesco Total Return Bond ETF	5.0%
Invesco S&P SmallCap Momentum ETF	4.9%
Vanguard Mid-Cap Growth ETF	4.1%
Vanguard Intermediate-Term Bond ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158823
Shareholder Report [Line Items]
Fund Name	Ladenburg Income & Growth Fund
Class Name	Class A
Trading Symbol	LNOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 59,801,702
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 137,526
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$59,801,702
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$137,526
Portfolio Turnover	19%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.8%
Money Market Funds	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	15.3%
Schwab U.S. Large-Cap Growth ETF	12.3%
Invesco Total Return Bond ETF	11.2%
Vanguard Intermediate-Term Bond ETF	11.2%
PIMCO Active Bond ETF	11.1%
SPDR Doubleline Total Return Tactical ETF	10.1%
iShares 20+ Year Treasury Bond ETF	9.3%
JPMorgan Hedged Equity Laddered Overlay ETF	9.2%
Avantis U.S. Small Cap Value ETF	4.1%
Pacer US Cash Cows 100 ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158824
Shareholder Report [Line Items]
Fund Name	Ladenburg Income & Growth Fund
Class Name	Class C
Trading Symbol	LNOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.75%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.75%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 59,801,702
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 137,526
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$59,801,702
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$137,526
Portfolio Turnover	19%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.8%
Money Market Funds	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	15.3%
Schwab U.S. Large-Cap Growth ETF	12.3%
Invesco Total Return Bond ETF	11.2%
Vanguard Intermediate-Term Bond ETF	11.2%
PIMCO Active Bond ETF	11.1%
SPDR Doubleline Total Return Tactical ETF	10.1%
iShares 20+ Year Treasury Bond ETF	9.3%
JPMorgan Hedged Equity Laddered Overlay ETF	9.2%
Avantis U.S. Small Cap Value ETF	4.1%
Pacer US Cash Cows 100 ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158825
Shareholder Report [Line Items]
Fund Name	Ladenburg Income & Growth Fund
Class Name	Class I
Trading Symbol	LNOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 59,801,702
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 137,526
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$59,801,702
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$137,526
Portfolio Turnover	19%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.8%
Money Market Funds	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	15.3%
Schwab U.S. Large-Cap Growth ETF	12.3%
Invesco Total Return Bond ETF	11.2%
Vanguard Intermediate-Term Bond ETF	11.2%
PIMCO Active Bond ETF	11.1%
SPDR Doubleline Total Return Tactical ETF	10.1%
iShares 20+ Year Treasury Bond ETF	9.3%
JPMorgan Hedged Equity Laddered Overlay ETF	9.2%
Avantis U.S. Small Cap Value ETF	4.1%
Pacer US Cash Cows 100 ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158820
Shareholder Report [Line Items]
Fund Name	Ladenburg Income Fund
Class Name	Class A
Trading Symbol	LNCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 10,831,171
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,831,171
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$0
Portfolio Turnover	16%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.7%
Money Market Funds	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Intermediate-Term Bond ETF	18.1%
SPDR Doubleline Total Return Tactical ETF	15.0%
Invesco Total Return Bond ETF	13.1%
PIMCO Active Bond ETF	13.0%
iShares 20+ Year Treasury Bond ETF	10.3%
Schwab U.S. Large-Cap Value ETF	9.5%
JPMorgan Hedged Equity Laddered Overlay ETF	7.4%
Schwab U.S. Large-Cap Growth ETF	6.9%
Avantis U.S. Small Cap Value ETF	2.2%
Invesco S&P SmallCap Momentum ETF	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158821
Shareholder Report [Line Items]
Fund Name	Ladenburg Income Fund
Class Name	Class C
Trading Symbol	LNCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.75%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.75%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 10,831,171
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,831,171
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$0
Portfolio Turnover	16%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.7%
Money Market Funds	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Intermediate-Term Bond ETF	18.1%
SPDR Doubleline Total Return Tactical ETF	15.0%
Invesco Total Return Bond ETF	13.1%
PIMCO Active Bond ETF	13.0%
iShares 20+ Year Treasury Bond ETF	10.3%
Schwab U.S. Large-Cap Value ETF	9.5%
JPMorgan Hedged Equity Laddered Overlay ETF	7.4%
Schwab U.S. Large-Cap Growth ETF	6.9%
Avantis U.S. Small Cap Value ETF	2.2%
Invesco S&P SmallCap Momentum ETF	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158822
Shareholder Report [Line Items]
Fund Name	Ladenburg Income Fund
Class Name	Class I
Trading Symbol	LNCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 10,831,171
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,831,171
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$0
Portfolio Turnover	16%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.7%
Money Market Funds	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Intermediate-Term Bond ETF	18.1%
SPDR Doubleline Total Return Tactical ETF	15.0%
Invesco Total Return Bond ETF	13.1%
PIMCO Active Bond ETF	13.0%
iShares 20+ Year Treasury Bond ETF	10.3%
Schwab U.S. Large-Cap Value ETF	9.5%
JPMorgan Hedged Equity Laddered Overlay ETF	7.4%
Schwab U.S. Large-Cap Growth ETF	6.9%
Avantis U.S. Small Cap Value ETF	2.2%
Invesco S&P SmallCap Momentum ETF	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com